Investments in Affiliates - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2014 Layne GeoBrazil [Member]	Jan. 31, 2014 Costa Fortuna [Member]	Jul. 31, 2012 Costa Fortuna [Member]	May 30, 2012 Costa Fortuna [Member]	Jul. 15, 2010 Costa Fortuna [Member]	Jan. 31, 2014 Investments In Affiliates [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest acquired								50.00%
Cash consideration for interest acquired					$ 14,900,000
Cash payments to Costa Fortuna shareholders for interest acquired					10,100,000
Cash payments to Costa Fortuna to purchase newly issued stock					4,800,000
Proceeds from sale of business	12,064,000	13,500,000		4,800,000
Additional investment cost					1,300,000
Remaining percentage of interest acquired						50.00%	50.00%
Equity in undistributed earnings of affiliates	62,700,000	73,700,000	57,600,000
Recorded equity method goodwill	$ 8,915,000	$ 23,561,000	$ 19,536,000				$ 4,025,000		$ 4,600,000